Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of trade and other payables

	2024	2023
	US$	US$
Trade payables
- Non-related parties	305,670	528,865
	305,670	528,865

Other payables
- Amount due to shareholder	133,532	189,595
- Contract liabilities	1,009,110	2,077,358
- Amount due to directors	896,955	910,541
- Accruals for operating expenses	2,045,333	2,837,205
- Goods and services tax payable	43,177	6,340
- Withholding tax	16,173	10,655
	4,144,280	6,031,694

	4,449,950	6,560,559